Consolidated Balance Sheet - USD ($) $ in Thousands	Jun. 30, 2023	Jun. 30, 2022
Current Assets
Cash & cash equivalents	$ 71,318	$ 60,447
Trade & other receivables	6,998	4,403
Prepayments	3,342	4,987
Total Current Assets	81,658	69,837
Non-Current Assets
Property, plant and equipment	1,357	2,045
Right-of-use assets	5,134	7,920
Financial assets at fair value through other comprehensive income	1,757	1,758
Other non-current assets	2,326	1,930
Intangible assets	577,183	578,652
Total Non-Current Assets	587,757	592,305
Total Assets	669,415	662,142
Current Liabilities
Trade and other payables	20,145	23,079
Provisions	6,399	17,906
Borrowings	5,952	5,017
Lease liabilities	4,060	3,186
Warrant liability	5,426	2,185
Total Current Liabilities	41,982	51,373
Non-Current Liabilities
Provisions	16,612	12,523
Non-current borrowings	102,811	91,617
Lease liabilities	3,672	7,085
Deferred consideration	2,500	2,500
Total Non-Current Liabilities	125,595	113,725
Total Liabilities	167,577	165,098
Net Assets	501,838	497,044
Equity
Issued Capital	1,249,123	1,165,309
Reserves	73,520	70,651
Accumulated losses	(820,805)	(738,916)
Total Equity	$ 501,838	$ 497,044